Quarterly Holdings Report
for

Fidelity® Series Floating Rate High Income Fund

December 31, 2020

SFR-QTLY-0221
1.924295.109

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 89.5%
	Principal Amount	Value
Aerospace - 1.6%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 1/20/27 (a)(b)(c)	$570,688	$569,689
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4% 6/19/26 (a)(b)(c)	123,438	114,056
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3968% 5/30/25 (a)(b)(c)	1,522,392	1,490,041
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3968% 12/9/25 (a)(b)(c)	371,250	363,324
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3968% 8/22/24 (a)(b)(c)	1,210,969	1,185,866
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (a)(b)(c)	492,718	459,282
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (a)(b)(c)	235,000	194,756

TOTAL AEROSPACE		4,377,014

Air Transportation - 1.4%
Delta Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 4/29/23 (a)(b)(c)	373,125	378,390
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 4/8/26 (a)(b)(c)	488,087	463,683
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 4/4/26 (a)(b)(c)	262,413	249,292
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/17/24 (a)(b)(c)	297,375	305,229
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (a)(b)(c)	930,000	966,623
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (a)(b)(c)	820,000	848,979
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (a)(b)(c)	618,750	592,070

TOTAL AIR TRANSPORTATION		3,804,266

Automotive & Auto Parts - 0.7%
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/26/27 (a)(b)(c)	570,000	569,288
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 12/16/25 (b)(c)(d)	190,000	192,375
North American Lifting Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/16/24 (a)(b)(c)	681,526	690,045
Tranche B 1LN, term loan 3 month U.S. LIBOR + 9.000% 12% 3/1/25 (a)(b)(c)	170,624	161,666
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.398% 4/18/25 (a)(b)(c)	282,743	282,921

TOTAL AUTOMOTIVE & AUTO PARTS		1,896,295

Banks & Thrifts - 1.0%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7358% 9/30/24 (a)(b)(c)	757,206	754,367
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8968% 2/27/26 (a)(b)(c)	943,054	942,658
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (a)(b)(c)	662,298	662,404
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 5/30/25 (a)(b)(c)	242,689	241,677
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.734% 7/1/26 (a)(b)(c)	307,843	306,433

TOTAL BANKS & THRIFTS		2,907,539

Broadcasting - 2.6%
AppLovin Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1468% 8/15/25 (a)(b)(c)	193,600	192,996
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6468% 8/15/25 (a)(b)(c)	755,251	752,419
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/31/26 (a)(b)(c)	128,937	126,466
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4% 8/24/26 (a)(b)(c)	1,698,500	1,496,446
E.W. Scripps Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 12/15/27 (b)(c)(d)	425,000	425,000
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.648% 11/17/24 (a)(b)(c)	419,505	409,018
iHeartCommunications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1468% 5/1/26 (a)(b)(c)	306,900	301,529
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/1/26 (a)(b)(c)	228,850	228,660
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1875% 12/18/24 (a)(b)(c)	773,573	772,281
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9048% 9/19/26 (a)(b)(c)	750,482	744,576
Nielsen Finance LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 6/4/25 (a)(b)(c)	383,075	384,910
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.65% 9/30/26 (a)(b)(c)	474,000	467,876
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 8/24/24 (a)(b)(c)	713,686	712,644
Univision Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/15/26 (a)(b)(c)	246,989	246,886

TOTAL BROADCASTING		7,261,707

Building Materials - 1.4%
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6468% 10/1/26 (a)(b)(c)	618,750	616,430
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.26% 1/4/27 (a)(b)(c)	345,570	339,954
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 2/28/27 (a)(b)(c)	655,050	645,716
LEB Holdings U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/2/27 (a)(b)(c)	180,000	180,450
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 9/27/24 (a)(b)(c)	593,810	581,191
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/21/26 (a)(b)(c)(e)	1,116,521	1,108,147
White Capital Buyer LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.5% 10/8/27 (a)(b)(c)	365,139	364,683
3 month U.S. LIBOR + 4.000% 4.5% 10/8/27 (a)(b)(c)	124,861	124,705

TOTAL BUILDING MATERIALS		3,961,276

Cable/Satellite TV - 3.2%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9% 2/1/27 (a)(b)(c)	2,471,765	2,455,402
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3968% 1/31/28 (a)(b)(c)	1,340,000	1,321,856
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.6586% 4/15/27 (a)(b)(c)	1,240,625	1,227,698
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4086% 1/15/26 (a)(b)(c)	491,250	483,144
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1586% 10/22/26 (a)(b)(c)	745,000	747,019
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4086% 7/17/25 (a)(b)(c)	932,431	917,111
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6586% 1/31/28 (a)(b)(c)	500,000	494,910
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (a)(b)(c)	1,257,958	1,251,316

TOTAL CABLE/SATELLITE TV		8,898,456

Capital Goods - 0.6%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1468% 10/1/25 (a)(b)(c)	193,006	192,523
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.4085% 11/15/26 (a)(b)(c)	135,000	124,706
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9085% 11/15/25 (a)(b)(c)	431,200	419,747
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1468% 9/20/26 (a)(b)(c)	525,394	522,767
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5666% 7/31/27 (a)(b)(c)	304,238	305,269

TOTAL CAPITAL GOODS		1,565,012

Chemicals - 1.8%
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10/28/28 (b)(c)(d)	85,000	85,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/28/27 (a)(b)(c)	320,000	319,600
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1468% 1/31/26 (a)(b)(c)	367,535	363,400
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.73% 7/1/26 (a)(b)(c)	256,100	253,539
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7539% 3/1/26 (a)(b)(c)	538,390	533,749
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.75% 10/11/24 (a)(b)(c)	528,848	521,740
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/16/27 (a)(b)(c)	248,750	248,439
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1531% 10/1/25 (a)(b)(c)	1,685,212	1,665,545
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9% 4/3/25 (a)(b)(c)	395,130	386,816
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1966% 9/22/24 (a)(b)(c)	274,839	273,088
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.0039% 4/3/25 (a)(b)(c)	136,398	134,113
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 2.0039% 4/3/25 (a)(b)(c)	233,824	229,908

TOTAL CHEMICALS		5,014,937

Consumer Products - 1.4%
American Bath Group LLC Tranche C 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 11/20/27 (a)(b)(c)	81,250	81,352
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1468% 6/11/26 (a)(b)(c)	247,028	244,790
term loan 3 month U.S. LIBOR + 4.250% 5% 6/12/26 (a)(b)(c)	250,000	248,595
Bombardier Recreational Products, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 5/24/27 (a)(b)(c)	708,225	720,973
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8968% 1/29/27 (a)(b)(c)	124,063	123,287
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/8/27 (a)(b)(c)	500,000	499,140
CP Atlas Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 11/23/27 (a)(b)(c)	243,750	244,055
Energizer Holdings, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 12/16/27 (b)(c)(d)	197,708	197,339
3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (a)(b)(c)	167,292	166,979
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 12/17/26 (b)(c)(d)	375,000	374,531
Mattress Firm, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 11/25/27 (a)(b)(c)	295,000	296,475
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1586% 6/15/25 (a)(b)(c)	365,625	299,509
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/16/27 (a)(b)(c)	330,000	329,314
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8% 12/21/28 (a)(b)(c)	85,000	85,213

TOTAL CONSUMER PRODUCTS		3,911,552

Containers - 2.7%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1606% 11/7/25 (a)(b)(c)	868,227	852,928
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1488% 10/1/22 (a)(b)(c)	256,606	256,175
Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1488% 7/1/26 (a)(b)(c)	529,718	526,609
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4795% 4/3/24 (a)(b)(c)	241,250	232,505
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8968% 12/21/26 (a)(b)(c)	248,125	246,884
Charter NEX U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 11/24/27 (a)(b)(c)	470,000	471,880
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2251% 6/29/25 (a)(b)(c)	733,097	723,384
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/29/23 (a)(b)(c)	1,078,632	1,071,556
Graham Packaging Co., Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 8/4/27 (a)(b)(c)	778,831	780,684
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (a)(b)(c)	122,633	122,050
Pregis TopCo Corp.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8968% 7/31/26 (a)(b)(c)	247,500	246,263
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 8/1/26 (a)(b)(c)	250,000	248,125
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (a)(b)(c)	203,407	201,712
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 1/30/27 (a)(b)(c)	633,626	628,874
Reynolds Group Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 2/16/26 (a)(b)(c)	375,000	371,719
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8968% 2/5/23 (a)(b)(c)	629,894	626,745

TOTAL CONTAINERS		7,608,093

Diversified Financial Services - 3.6%
ACNR Holdings, Inc. term loan 17% 9/21/27 (a)(c)(e)	443,229	443,229
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (a)(b)(c)	813,221	808,138
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (a)(b)(c)	277,628	275,374
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (a)(b)(c)	371,257	330,419
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (a)(b)(c)	465,092	448,428
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 10/1/25 (a)(b)(c)	2,090,173	2,085,825
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6468% 6/27/25 (a)(b)(c)	124,688	124,454
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2% 8/9/25 (a)(b)(c)	715,839	676,168
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1468% 7/3/24 (a)(b)(c)	439,524	436,043
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 9/24/27 (a)(b)(c)	319,200	320,078
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4031% 3/1/25 (a)(b)(c)	827,182	817,529
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (a)(b)(c)	246,843	233,884
KREF Holdings X LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 9/1/27 (a)(b)(c)	370,000	372,775
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/30/24 (a)(b)(c)	304,726	302,288
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (a)(b)(c)	259,185	244,930
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 2/11/27 (a)(b)(c)	1,054,359	1,053,305
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 11/16/26 (a)(b)(c)	788,538	784,761
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 4/29/26 (a)(b)(c)	216,607	215,693

TOTAL DIVERSIFIED FINANCIAL SERVICES		9,973,321

Diversified Media - 1.3%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6% 10/28/27 (a)(b)(c)	850,000	846,107
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7539% 2/10/27 (a)(b)(c)	1,136,232	1,130,074
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.6384% 1/30/27 (a)(b)(c)	250,000	244,375
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3968% 12/12/26 (a)(b)(c)	1,485,000	1,484,540

TOTAL DIVERSIFIED MEDIA		3,705,096

Electric Utilities No Longer Use - 0.1%
Ascend Learning LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (a)(b)(c)	249,375	249,791
Energy - 4.1%
Apro LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 11/14/26 (a)(b)(c)	495,276	494,657
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 10/14/27 (a)(b)(c)	608,213	595,288
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8968% 11/3/25 (a)(b)(c)	488,546	437,737
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (a)(b)(c)	639,786	584,208
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1516% 5/21/25 (a)(b)(c)	273,150	235,884
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.4% 11/18/24 (a)(b)(c)	278,795	279,143
California Resources Corp. 2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 10/27/25 (a)(b)(c)	201,360	199,850
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (a)(b)(c)	351,000	356,265
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (a)(b)(c)(f)	500,000	415,000
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (a)(b)(c)	306,125	281,635
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (a)(b)(c)	1,119,579	1,108,943
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (a)(b)(c)	94,010	90,906
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 2/6/25 (a)(b)(c)	383,665	378,632
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (a)(b)(c)	748,125	515,271
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 0% 3/1/24 (b)(c)(e)(f)	745,000	0
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3968% 7/18/25 (a)(b)(c)	1,063,179	950,450
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (a)(b)(c)	629,626	473,346
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (a)(b)(c)	676,600	677,026
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1468% 5/22/26 (a)(b)(c)	332,712	324,187
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8968% 10/15/26 (a)(b)(c)	148,875	148,317
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.75% 11/14/25 (a)(b)(c)	847,700	841,342
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (a)(b)(c)	175,881	174,562
Oxbow Carbon LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/19/25 (a)(b)(c)	187,625	187,156
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3968% 1/23/27 (a)(b)(c)	680,945	678,391
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (a)(b)(c)	533,488	527,823
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (a)(b)(c)	370,313	316,850

TOTAL ENERGY		11,272,869

Entertainment/Film - 0.1%
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6945% 1/23/25 (a)(b)(c)	323,148	303,491
Environmental - 0.2%
Erm Emerald U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.5039% 7/10/26 (a)(b)(c)	246,250	243,172
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6468% 2/8/26 (a)(b)(c)	245,625	225,361

TOTAL ENVIRONMENTAL		468,533

Food & Drug Retail - 1.5%
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/10/24 (a)(b)(c)	599,846	601,645
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3968% 1/30/27 (a)(b)(c)	661,675	654,397
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.898% 10/22/25 (a)(b)(c)	222,882	222,604
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1468% 5/1/26 (a)(b)(c)	1,366,909	1,354,949
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (a)(b)(c)	396,851	350,022
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (a)(b)(c)	991,653	970,581

TOTAL FOOD & DRUG RETAIL		4,154,198

Food/Beverage/Tobacco - 1.2%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9016% 10/1/26 (a)(b)(c)	80,000	78,600
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6516% 10/1/25 (a)(b)(c)	235,200	234,403
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (a)(b)(c)	252,826	253,220
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (a)(b)(c)	678,300	675,926
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 2/6/25 (a)(b)(c)	306,338	302,318
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.8968% 6/20/25 (a)(b)(c)	244,375	246,208
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 9/23/27 (a)(b)(c)	596,583	596,398
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1468% 9/13/26 (a)(b)(c)	296,250	290,974
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 6/27/23 (a)(b)(c)	704,282	692,999

TOTAL FOOD/BEVERAGE/TOBACCO		3,371,046

Gaming - 5.1%
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/15/24 (a)(b)(c)	565,222	538,775
Aristocrat International Pty Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (a)(b)(c)	154,225	154,515
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 10/19/24 (a)(b)(c)	74,897	74,125
Bally's Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (a)(b)(c)	432,825	460,959
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3523% 9/15/23 (a)(b)(c)	452,188	447,711
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8968% 12/22/24 (a)(b)(c)	3,106,002	3,043,509
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6468% 7/20/25 (a)(b)(c)	1,975,050	1,975,662
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3968% 4/18/24 (a)(b)(c)	418,086	411,555
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (a)(b)(c)	1,212,708	1,182,584
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (a)(b)(c)	1,952,671	1,880,969
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6468% 5/29/26 (a)(b)(c)	320,568	316,670
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (a)(b)(c)	356,096	351,157
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 12/10/24 (a)(b)(c)	1,187,500	1,193,307
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8968% 8/14/24 (a)(b)(c)	451,518	440,343
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 7/10/25 (a)(b)(c)	611,682	613,554
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (a)(b)(c)	990,203	973,736

TOTAL GAMING		14,059,131

Healthcare - 6.1%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/11/26 (a)(b)(c)	1,062,908	1,065,119
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.1468% 6/22/24 (a)(b)(c)	730,575	728,230
Avantor Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 11/6/27 (a)(b)(c)	250,000	250,158
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (a)(b)(c)	667,273	668,388
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9048% 8/1/27 (a)(b)(c)	1,704,689	1,688,000
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 3/13/25 (a)(b)(c)	972,688	971,472
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 3/18/26 (a)(b)(c)	306,076	305,804
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/19/27 (a)(b)(c)	600,000	605,250
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3968% 8/31/26 (a)(b)(c)	225,203	221,343
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3968% 8/30/27 (a)(b)(c)	180,000	177,975
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3958% 8/31/26 (a)(b)(c)	56,474	55,506
Milano Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (a)(b)(c)	1,450,000	1,447,579
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (a)(b)(c)	198,683	197,566
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3976% 6/30/25 (a)(b)(c)	848,357	835,208
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/25/27 (a)(b)(c)	375,000	375,000
Pathway Vet Alliance LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1463% 3/31/27 (a)(b)(c)	36,363	36,308
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1468% 3/31/27 (a)(b)(c)	445,182	444,514
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.8107% 7/9/25 (a)(b)(c)	70,000	68,732
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8968% 11/16/25 (a)(b)(c)	488,602	486,711
Surgery Center Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 8/31/24 (a)(b)(c)	99,250	101,607
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/31/24 (a)(b)(c)	244,924	240,400
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (a)(b)(c)	637,676	622,231
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (a)(b)(c)	285,000	282,595
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1875% 6/13/26 (a)(b)(c)	1,199,813	1,192,314
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6468% 11/20/26 (a)(b)(c)	248,125	247,195
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.898% 11/27/25 (a)(b)(c)	937,500	927,788
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.148% 6/1/25 (a)(b)(c)	601,696	599,066
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6479% 2/11/26 (a)(b)(c)	1,995,845	1,990,356

TOTAL HEALTHCARE		16,832,415

Homebuilders/Real Estate - 1.3%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8951% 8/21/25 (a)(b)(c)	979,114	960,021
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (a)(b)(c)	180,000	203,400
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	678,660	628,608
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	38,277	35,455
RS Ivy Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 12/17/27 (a)(b)(c)	230,000	227,700
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 9/1/27 (a)(b)(c)	648,375	645,944
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8938% 12/22/24 (a)(b)(c)	858,636	843,396

TOTAL HOMEBUILDERS/REAL ESTATE		3,544,524

Hotels - 1.1%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6.75% 10/1/27 (a)(b)(c)	124,688	124,064
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8951% 2/1/26 (a)(b)(c)	536,953	505,745
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1468% 11/30/23 (a)(b)(c)	1,143,602	1,134,407
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.898% 6/21/26 (a)(b)(c)	126,445	124,826
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 8/31/25 (a)(b)(c)	201,428	196,896
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5.2539% 5/30/26 (a)(b)(c)	793,738	535,606
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (a)(b)(c)	596,312	587,087

TOTAL HOTELS		3,208,631

Insurance - 4.8%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6468% 2/13/27 (a)(b)(c)	1,047,400	1,025,362
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 5/10/25 (a)(b)(c)	670,566	659,388
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 5/9/25 (a)(b)(c)	246,250	241,850
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (a)(b)(c)	284,068	283,892
AmeriLife Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1548% 3/18/27 (a)(b)(c)	721,429	710,608
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 1/25/24 (a)(b)(c)	988,324	986,298
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6468% 2/13/27 (a)(b)(c)	450,450	443,270
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1468% 11/3/23 (a)(b)(c)	2,176,072	2,153,398
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1468% 11/3/24 (a)(b)(c)	487,500	483,113
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 6.6468% 8/4/25 (a)(b)(c)	1,515,242	1,524,713
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 12/23/26 (a)(b)(c)	1,000,000	988,700
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.9648% 4/25/25 (a)(b)(c)	1,503,449	1,474,793
3 month U.S. LIBOR + 4.000% 5% 4/25/25 (a)(b)(c)	866,250	867,601
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 12/2/26 (a)(b)(c)	123,750	123,364
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2539% 5/16/24 (a)(b)(c)	1,300,361	1,280,583

TOTAL INSURANCE		13,246,933

Leisure - 2.8%
Alterra Mountain Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.750% 2.8968% 7/31/24 (a)(b)(c)	213,313	210,024
3 month U.S. LIBOR + 4.500% 5.5% 8/3/26 (a)(b)(c)	452,834	454,532
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6516% 1/4/26 (a)(b)(c)	377,200	377,672
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 6/30/25 (a)(b)(c)	412,925	424,280
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (a)(b)(c)	882,611	595,622
3 month U.S. LIBOR + 2.750% 3.0192% 9/30/26 (a)(b)(c)	371,250	247,809
15.25% 5/23/24 (c)	154,197	182,981
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (a)(b)(c)	1,540,956	1,522,248
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (a)(b)(c)	250,000	165,803
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (a)(b)(c)	721,997	644,584
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 8/18/25 (a)(b)(c)	219,450	220,547
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/10/22 (a)(b)(c)	929,146	901,737
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8968% 10/18/26 (a)(b)(c)	450,151	447,828
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7401% 5/10/26 (a)(b)(c)	119,495	113,968
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 7/6/24 (a)(b)(c)	424,270	419,497
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6468% 12/21/25 (a)(b)(c)	368,438	354,094
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 12/30/26 (a)(b)(c)	366,754	342,182
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.7539% 12/30/27 (a)(b)(c)(e)	125,000	123,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (a)(b)(c)(e)	134,663	134,326

TOTAL LEISURE		7,883,484

Metals/Mining - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (a)(b)(c)	255,081	254,698
Paper - 0.1%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.25% 7/26/26 (a)(b)(c)	53,854	53,989
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 6/30/27 (a)(b)(c)	164,175	163,970

TOTAL PAPER		217,959

Publishing/Printing - 0.9%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (a)(b)(c)	895,668	857,092
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6875% 2/19/26 (a)(b)(c)	242,356	238,115
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (a)(b)(c)	600,205	528,858
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (a)(b)(c)	110,412	104,248
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (a)(b)(c)	338,300	338,300
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6468% 10/17/26 (a)(b)(c)	471,805	470,625

TOTAL PUBLISHING/PRINTING		2,537,238

Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2539% 12/30/26 (a)(b)(c)	530,988	529,410
Restaurants - 0.9%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 11/19/26 (a)(b)(c)	738,759	727,449
CEC Entertainment, Inc.:
1LN, term loan 3 month U.S. LIBOR + 9.250% 10.25% 12/29/25 (a)(b)(c)(e)	71,313	71,313
2LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 12/30/27 (a)(b)(c)(e)	75,699	75,699
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3968% 3/1/26 (a)(b)(c)	368,438	320,846
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/28/21 (a)(b)(c)	386,286	378,560
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9039% 8/3/26 (a)(b)(c)	995,284	985,172

TOTAL RESTAURANTS		2,559,039

Services - 5.9%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (a)(b)(c)	134,663	134,663
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (a)(b)(c)	572,125	618,610
APX Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1487% 12/31/25 (a)(b)(c)	254,097	252,417
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8951% 3/11/25 (a)(b)(c)	614,325	605,264
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8951% 1/15/27 (a)(b)(c)	630,238	621,376
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (a)(b)(c)	1,341,363	1,305,387
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8968% 2/7/26 (a)(b)(c)	260,363	253,283
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5034% 5/13/27 (a)(b)(c)	314,213	314,213
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (a)(b)(c)	346,750	341,549
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8968% 11/26/26 (a)(b)(c)	371,250	366,301
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9644% 8/1/26 (a)(b)(c)	370,313	369,387
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1468% 3/29/25 (a)(b)(c)	458,296	452,934
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (a)(b)(c)	940,000	940,338
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (a)(b)(c)	2,082,997	2,038,088
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 1/26/28 (b)(c)(d)	200,000	199,750
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (a)(b)(c)	850,405	844,026
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/8/27 (a)(b)(c)	375,000	375,353
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4375% 6/29/26 (a)(b)(c)	362,813	359,486
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (a)(b)(c)	1,190,449	1,125,569
Maverick Purchaser Sub LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6468% 1/23/27 (a)(b)(c)	701,475	698,844
3 month U.S. LIBOR + 4.750% 5.5% 2/3/27 (a)(b)(c)	125,000	125,625
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (a)(b)(c)	602,891	600,377
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (a)(b)(c)	593,660	595,145
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (a)(b)(c)	1,453,674	1,444,138
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.2144% 4/16/26 (a)(b)(c)	310,257	299,925
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 4.7144% 9/12/24 (a)(b)(c)	62,649	61,145
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (a)(b)(c)	246,795	222,424
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/15/23 (a)(b)(c)	29,063	26,738
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	61,379	60,804
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	549,221	544,075
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/14/23 (a)(b)(c)	165,937	152,662

TOTAL SERVICES		16,349,896

Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1432% 1/24/27 (a)(b)(c)	485,387	481,140
Super Retail - 4.5%
Academy Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 11/6/27 (a)(b)(c)	625,000	622,031
Bass Pro Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.75% 9/25/24 (a)(b)(c)	6,140,027	6,151,004
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1539% 2/3/24 (a)(b)(c)	620,156	619,189
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 1/18/24 (a)(b)(c)(e)	18,194	0
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 6/30/23 (a)(b)(c)(e)	13,349	0
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/19/27 (a)(b)(c)	1,000,000	998,330
LBM Acquisition LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 12/18/27 (b)(c)(d)	90,909	90,815
3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (a)(b)(c)	409,091	408,665
Michaels Stores, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/1/27 (a)(b)(c)	518,700	514,161
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 3.25% 8/19/22 (a)(b)(c)	612,375	565,124
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 1/26/23 (a)(b)(c)	588,949	562,529
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6468% 11/8/24 (a)(b)(c)	670,656	658,503
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)(e)(f)	1,144,897	0
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1468% 5/31/25 (a)(b)(c)	459,398	456,886
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5% 11/29/24 (a)(b)(c)	744,894	743,807

TOTAL SUPER RETAIL		12,391,044

Technology - 14.7%
Allegro MicroSystems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5% 9/30/27 (a)(b)(c)	9,615	9,591
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.0039% 8/10/25 (a)(b)(c)	644,173	423,427
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3968% 4/23/26 (a)(b)(c)	245,625	240,867
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 11/24/27 (a)(b)(c)	740,000	740,370
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/21/24 (a)(b)(c)	104,727	103,942
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3968% 10/2/25 (a)(b)(c)	609,399	606,175
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4839% 9/5/25 (a)(b)(c)	488,750	482,030
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1468% 4/19/25 (a)(b)(c)	244,361	242,834
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (a)(b)(c)	1,250,000	1,248,825
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1468% 10/31/26 (a)(b)(c)	592,667	589,454
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (a)(b)(c)	982,939	979,253
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6023% 4/30/25 (a)(b)(c)	977,500	963,649
Cloudera, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 12/22/27 (a)(b)(c)	225,000	224,438
CommerceHub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/2/27 (a)(b)(c)	315,000	314,606
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 12/2/28 (b)(c)(d)	85,000	85,213
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 4/4/26 (a)(b)(c)	1,318,313	1,306,777
CPI Holdco LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3968% 11/4/26 (a)(b)(c)	143,913	143,913
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8968% 11/29/24 (a)(b)(c)	241,659	231,993
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1468% 10/16/26 (a)(b)(c)	1,339,875	1,336,766
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 9/19/25 (a)(b)(c)	610,938	611,011
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/25 (a)(b)(c)	345,382	341,064
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 2/1/26 (a)(b)(c)	135,000	129,600
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3968% 8/23/25 (a)(b)(c)	159,209	157,519
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/9/23 (a)(b)(c)	378,793	378,319
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 1/31/24 (a)(b)(c)	189,395	190,342
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7144% 7/22/26 (a)(b)(c)	246,566	243,175
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 7/30/27 (a)(b)(c)	613,463	616,401
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.3968% 3/8/26 (a)(b)(c)	110,000	103,675
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 3/8/25 (a)(b)(c)	370,500	361,238
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (a)(b)(c)	622,019	615,537
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6468% 8/10/27 (a)(b)(c)	373,125	374,215
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 2/15/24 (a)(b)(c)	803,144	802,140
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (a)(b)(c)	674,072	674,821
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/24/27 (a)(b)(c)	470,000	470,000
ION Trading Technologies Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 11/21/24 (a)(b)(c)	966,192	962,743
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (a)(b)(c)	248,438	250,095
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 2.8968% 6/21/24 (a)(b)(c)	2,280,477	2,246,270
3 month U.S. LIBOR + 2.500% 2.8968% 6/21/24 (a)(b)(c)	328,815	323,883
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.898% 9/29/24 (a)(b)(c)	1,080,230	1,079,420
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6468% 9/15/24 (a)(b)(c)	417,654	411,547
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.15% 9/4/26 (a)(b)(c)	85,000	81,919
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4% 9/4/25 (a)(b)(c)	337,237	329,650
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6528% 4/30/27 (a)(b)(c)	1,109,425	1,111,156
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 12/16/27 (b)(c)(d)	235,000	234,413
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6468% 5/30/26 (a)(b)(c)	370,313	366,146
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/3/23 (a)(b)(c)	1,213,867	1,211,135
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 5/31/25 (a)(b)(c)	390,127	382,750
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4039% 8/1/25 (a)(b)(c)	576,963	569,029
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8968% 3/3/23 (a)(b)(c)	564,605	559,664
Sophia LP 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/7/27 (a)(b)(c)	950,000	950,675
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 4/16/25 (a)(b)(c)	404,107	398,449
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 4/16/25 (a)(b)(c)	312,689	308,311
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 4/16/25 (a)(b)(c)	1,661,129	1,640,580
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 1/31/27 (a)(b)(c)	149,250	146,638
SUSE Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 9/22/27 (a)(b)(c)	230,000	230,000
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8968% 5/1/24 (a)(b)(c)	955,839	947,476
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6548% 9/28/24 (a)(b)(c)	661,092	657,786
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 3.6468% 7/13/23 (a)(b)(c)	504,463	503,202
3 month U.S. LIBOR + 4.000% 5% 4/4/25 (a)(b)(c)	730,288	732,267
Ultimate Software Group, Inc.:
1LN, term loan:
3 month U.S. LIBOR + 3.750% 3.8968% 5/4/26 (a)(b)(c)	794,938	793,697
3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (a)(b)(c)	1,551,113	1,557,984
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (a)(b)(c)	570,000	584,963
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.6468% 8/27/25 (a)(b)(c)	370,186	369,446
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1531% 3/1/26 (a)(b)(c)	1,211,784	1,208,500
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 2/28/25 (a)(b)(c)	470,689	465,592
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 2/28/27 (a)(b)(c)	526,025	522,737
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.898% 10/11/26 (a)(b)(c)	328,593	312,712
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.898% 10/11/25 (a)(b)(c)	344,342	339,033
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (a)(b)(c)	420,000	420,210
Xperi Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1468% 6/1/25 (a)(b)(c)	520,089	520,630
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8968% 9/30/26 (a)(b)(c)	618,750	619,697

TOTAL TECHNOLOGY		40,693,585

Telecommunications - 7.3%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.8968% 1/31/26 (a)(b)(c)	485,000	473,603
3 month U.S. LIBOR + 2.750% 2.9086% 7/15/25 (a)(b)(c)	482,500	471,383
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/22/24 (a)(b)(c)	249,598	248,974
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 9/29/27 (a)(b)(c)	370,000	368,960
CenturyLink, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3968% 3/15/27 (a)(b)(c)	158,797	156,971
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (a)(b)(c)	620,313	621,752
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/2/27 (a)(b)(c)	369,075	370,249
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4% 12/22/23 (a)(b)(c)	443,848	443,293
Frontier Communications Corp. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/8/27 (a)(b)(c)	1,000,000	1,003,130
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (a)(b)(c)(e)	61,448	61,448
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3% 5/31/25 (a)(b)(c)	975,000	758,960
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 12/31/21 (b)(c)(e)(g)	107,535	107,535
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (a)(b)(c)	2,535,000	2,566,688
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (a)(b)(c)	1,000,000	1,014,060
Tranche B-5, term loan 8.625% 1/2/24 (c)	1,525,000	1,548,424
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (a)(b)(c)	1,255,074	1,278,292
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/4/26 (a)(b)(c)	466,475	468,355
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 3/1/27 (a)(b)(c)	457,985	449,874
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/10/24 (a)(b)(c)	265,700	258,643
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (a)(b)(c)	1,325,000	1,325,623
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.398% 4/15/26 (a)(b)(c)	342,188	340,477
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (a)(b)(c)	730,439	682,508
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (a)(b)(c)	1,100,000	841,500
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.8968% 7/31/25 (a)(b)(c)	23,948	23,408
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.2369% 8/14/26 (a)(b)(c)	1,225,000	1,217,858
Telesat LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9% 11/22/26 (a)(b)(c)	406,816	402,369
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (a)(b)(c)	527,346	514,822
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8968% 6/10/27 (a)(b)(c)	378,100	378,195
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1468% 3/9/27 (a)(b)(c)	1,763,763	1,750,535

TOTAL TELECOMMUNICATIONS		20,147,889

Textiles/Apparel - 0.1%
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/7/27 (a)(b)(c)	245,000	244,694
Utilities - 2.9%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/1/25 (a)(b)(c)	1,802,993	1,796,556
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (a)(b)(c)	355,768	355,917
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (a)(b)(c)	836,888	766,798
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (a)(b)(c)	930,710	872,541
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (a)(b)(c)	211,158	208,254
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 6/23/25 (a)(b)(c)	1,009,925	1,020,277
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.12% 7/24/26 (a)(b)(c)	295,463	294,301
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8968% 8/13/26 (a)(b)(c)	246,250	246,250
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1534% 3/2/27 (a)(b)(c)	1,159,471	1,151,320
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9% 12/31/25 (a)(b)(c)	1,321,138	1,315,219

TOTAL UTILITIES		8,027,433

TOTAL BANK LOAN OBLIGATIONS
(Cost $251,997,039)		247,913,635

Nonconvertible Bonds - 4.3%
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (h)	500,000	532,500
8% 12/15/25 (h)	55,000	60,862

TOTAL AEROSPACE		593,362

Air Transportation - 0.1%
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	115,000	122,900
Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (h)	170,000	182,563
9.5% 5/1/25 (h)	170,000	189,125

TOTAL BROADCASTING		371,688

Chemicals - 0.6%
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9665% 6/15/22 (a)(b)(h)	1,335,000	1,310,558
6.875% 6/15/25 (h)	420,000	425,775
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	5,000	5,213

TOTAL CHEMICALS		1,741,546

Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	415,000	433,675
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	145,000	153,338

TOTAL CONTAINERS		587,013

Energy - 0.2%
Citgo Petroleum Corp. 7% 6/15/25 (h)	320,000	319,200
New Fortress Energy LLC 6.75% 9/15/25 (h)	75,000	79,429
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	140,000	127,400

TOTAL ENERGY		526,029

Food & Drug Retail - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (h)	35,000	35,875
Gaming - 0.4%
Affinity Gaming LLC 6.875% 12/15/27 (h)	10,000	10,463
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	250,000	268,438
Stars Group Holdings BV 7% 7/15/26 (h)	495,000	520,988
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	300,000	290,250
VICI Properties, Inc.:
3.5% 2/15/25 (h)	35,000	35,797
4.25% 12/1/26 (h)	50,000	51,858

TOTAL GAMING		1,177,794

Healthcare - 0.8%
Bausch Health Companies, Inc. 5.5% 11/1/25 (h)	235,000	243,528
Tenet Healthcare Corp.:
4.625% 7/15/24	1,500,000	1,537,530
5.125% 5/1/25	500,000	509,745

TOTAL HEALTHCARE		2,290,803

Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	265,000	282,225
Leisure - 0.1%
NCL Corp. Ltd. 12.25% 5/15/24 (h)	35,000	42,000
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	40,000	43,400
10.875% 6/1/23 (h)	190,000	216,197

TOTAL LEISURE		301,597

Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (h)	200,000	211,000
Services - 0.1%
Aramark Services, Inc. 6.375% 5/1/25 (h)	90,000	96,188
Sotheby's 7.375% 10/15/27 (h)	200,000	214,250

TOTAL SERVICES		310,438

Super Retail - 0.2%
EG Global Finance PLC:
6.75% 2/7/25 (h)	125,000	128,750
8.5% 10/30/25 (h)	260,000	276,900

TOTAL SUPER RETAIL		405,650

Technology - 0.2%
CommScope, Inc.:
5.5% 3/1/24 (h)	150,000	154,650
6% 3/1/26 (h)	150,000	158,040
SSL Robotics LLC 9.75% 12/31/23 (h)	175,000	197,750

TOTAL TECHNOLOGY		510,440

Telecommunications - 0.7%
Altice Financing SA 7.5% 5/15/26 (h)	900,000	949,770
Frontier Communications Corp. 5% 5/1/28 (h)	160,000	166,800
SFR Group SA:
5.125% 1/15/29 (h)	25,000	25,875
7.375% 5/1/26 (h)	855,000	899,888

TOTAL TELECOMMUNICATIONS		2,042,333

Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	455,000	486,718
TOTAL NONCONVERTIBLE BONDS
(Cost $11,540,284)		11,997,411
	Shares	Value

Common Stocks - 1.3%
Capital Goods - 0.2%
TNT Crane & Rigging LLC (e)	22,401	468,181
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	3,037	10,022

TOTAL CAPITAL GOODS		478,203

Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (e)	1,891	13,072
Energy - 0.8%
California Resources Corp. (i)	49,206	1,160,770
California Resources Corp. (j)	22,373	527,779
California Resources Corp. warrants 10/27/24 (i)	920	3,680
Denbury, Inc. (i)	13,405	344,374
EP Energy Corp. (e)	3,190	63,577

TOTAL ENERGY		2,100,180

Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	53,143	20,188
Publishing/Printing - 0.1%
Cenveo Corp. (e)(i)	7,037	205,199
Restaurants - 0.0%
CEC Entertainment, Inc. (e)	15,069	0
Super Retail - 0.0%
David's Bridal, Inc. (e)(i)	617	0
David's Bridal, Inc. rights (e)(i)	156	0

TOTAL SUPER RETAIL		0

Utilities - 0.2%
TexGen Power LLC (e)	25,327	704,597
TOTAL COMMON STOCKS
(Cost $7,021,587)		3,521,439

Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)
(Cost $135,375)	1,083	135,375

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (e)(i)
(Cost $29,756)	30,115	30,115

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.11% (k)
(Cost $10,065,759)	10,065,052	10,067,065
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $280,789,800)		273,665,040
NET OTHER ASSETS (LIABILITIES) - 1.2%		3,285,661
NET ASSETS - 100%		$276,950,701

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Non-income producing - Security is in default.

 (g) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $107,535 and $98,394, respectively.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,950,136 or 3.6% of net assets.

 (i) Non-income producing

 (j) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $527,779 or 0.2% of net assets.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
California Resources Corp.	10/27/20	$241,529

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,570
Total	$2,570

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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